INVESTMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Other-than-temporary impairment charges recognized in earnings	$ 0	$ 0	$ 0
Realized gains (losses) from sale of available-for-sale securities	0	$ 0	$ (300,000)
Income tax benefit from reclassification adjustment	$ 100,000